UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10331______

_______BlackRock California Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Municipal Income Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock California Municipal Income Trust (BFZ)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—146.0%
		California—121.5%
		Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$24,500	Zero Coupon, 9/01/31	No Opt. Call	$ 6,276,900
AAA	6,070	Zero Coupon, 9/01/32	No Opt. Call	1,473,493
		California, GO,
A	10,000	5.50%, 11/01/33	11/13 @ 100	10,843,500
AAA	5,500	Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	5,605,160
AAA	5,000	Ser. BZ, 5.375%, 12/01/24, MBIA	06/07 @ 101	5,071,750
BBB	5,000	California Cnty. Tobacco Sec. Agcy., Stanislaus Fdg. Proj., Ser. A, 5.875%, 6/01/43	06/12 @ 100	4,666,800
		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
A2	4,000 [3]	5.375%, 5/01/21	05/12 @ 101	4,370,080
A2	6,000	5.375%, 5/01/22	05/12 @ 101	6,531,420
AAA	10,000	California Edl. Facs. Auth., Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,677,400
		California Hlth. Facs. Fin. Auth., Ser. A,
A	3,000	Insured Hlth. Facs., Valleycare Proj., 5.375%, 5/01/27	05/12 @ 100	3,192,960
AAA	4,890 [4]	Kaiser Proj., 5.40%, 5/01/28	ETM	5,055,722
		California Infrastructure & Econ. Dev.,
AAA	20,035	Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	21,032,743
A	15,250	J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	15,813,183
A	13,500	Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	14,266,935
AA-	10,000	California Statewide Cmnty. Dev. Auth., Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,522,700
AAA	6,000	El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,352,260
		Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax, AMBAC,
AAA	7,485	Zero Coupon, 12/01/29	12/11 @ 37.373	1,956,953
AAA	7,485	Zero Coupon, 12/01/30	12/11 @ 35.365	1,848,945
AAA	7,485	Zero Coupon, 12/01/31	12/11 @ 33.465	1,748,271
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	5,000	Zero Coupon, 1/15/33	01/10 @ 25.78	957,500
BBB	5,000	Zero Coupon, 1/15/34	01/10 @ 24.228	899,650
BBB	13,445	Zero Coupon, 1/15/35	01/10 @ 22.819	2,276,239
BBB	1,000	Zero Coupon, 1/15/38	01/10 @ 19.014	140,640
BBB	5,000	Zero Coupon, 1/15/26	01/14 @ 101	4,185,650
BBB	10,030	5.75%, 1/15/40	01/10 @ 101	10,262,395
		Golden St. Tobacco Sec. Corp.,
BBB	2,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,032,420
BBB	1,000	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,020,950
A-	10,200	Ser. B, 5.50%, 6/01/43	06/13 @ 100	10,888,500
A-	5,800	Ser. B, 5.625%, 6/01/38	06/13 @ 100	6,245,556
NR	5,000	Irvine Mobile Home Park, Meadows Mobile Home Park Proj., Ser. A, 5.70%, 3/01/28	03/08 @ 102	5,008,450
A3	7,700	Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	8,363,432
		Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR5	2,855	5.90%, 6/01/27	06/13 @ 100	2,888,004
NR5	5,140	6.00%, 6/01/35	06/13 @ 100	5,247,837
B-	4,110	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%,	12/12 @ 102	4,073,955
BBB	1,000	Palm Springs Mobile Home Park., Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12 @ 102	1,055,000
BBB+	4,000	Poll. Ctrl. Fin. Auth., Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 12/01/04	No Opt. Call	4,281,640
NR	4,000	Rancho Cucamonga Cmnty. Facs. Dist., Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,232,840
AAA	15,500	Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj., 5.125%,
		9/01/30, MBIA	09/11 @ 100	16,234,390
AAA	1,905	Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC	No Opt. Call	496,519
AAA	6,400	Sacramento Cnty. San. Dist. Fin. Auth., Sacramento Regl. Cnty. San. Proj., Ser. A,
		5.00%, 12/01/35, AMBAC	12/14 @ 100	6,718,976
AAA	6,500	San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 27-A, 5.25%,
		5/01/31, MBIA	05/11 @ 100	6,816,420
		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
NR	1,775	6.125%, 8/01/31	08/09 @ 102	1,830,007
NR	7,500	6.25%, 8/01/33	08/11 @ 101	7,757,925
		San Jose Multi-Fam. Hsg.,
AAA	2,880	Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43	08/11 @ 102	2,981,318

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005

BlackRock California Municipal Income Trust (BFZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

AAA	$ 4,225		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34	04/11 @ 100	$ 4,351,328
			Santa Clara Cnty. Hsg. Auth., Multi-Fam. Hsg., Ser. A,
NR	6,250		Blossom River Apts. Proj., 6.50%, 9/01/39	03/08 @ 102	6,164,875
A3	1,715		John Burns Gardens Apts. Proj., 5.85%, 8/01/31	02/12 @ 101	1,757,858
A3	1,235		River Town Apts. Proj., 6.00%, 8/01/41	02/12 @ 101	1,270,407
NR	3,075		Santa Clarita Facs. Dist., Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,142,097
AAA	2,000		Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,148,760
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	2,349,729
AAA	2,000	[6]	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33	N/A	2,190,140

					277,578,582

			Multi-State—9.9%
			Charter Mac Equity Issuer Trust,
A3	7,000	[7]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,509,950
Baa1	4,000	[7]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	4,399,840
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[7]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	7,460,950
Baa1	3,000	[7]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,296,250

					22,666,990

			Puerto Rico—14.6%
			Puerto Rico, Public Impvt., Ser. A,
A-	1,850		5.00%, 7/01/29	07/14 @ 100	1,930,364
A-	3,150		5.00%, 7/01/34	07/14 @ 100	3,267,180
A-	10,000		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	10,635,200
			Puerto Rico Pub. Fin. Corp., Ser. E,
AAA	10,000	[6]	5.70%, 2/01/10	N/A	11,293,200
AAA	5,750	[6]	5.75%, 2/01/07	N/A	6,122,945

					33,248,889

			Total Long-Term Investments (cost $314,368,560)		333,494,461

	Shares
	(000)

			MONEY MARKET FUNDS—10.0%
	11,400		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	11,400,000
	11,400		SSgA Tax Free Money Mkt. Fund	N/A	11,400,000

			Total Money Market Funds (cost $22,800,000)		22,800,000

			Total Investments—156.0% (cost $337,168,560)		$ 356,294,461
			Other assets in excess of liabilities—1.8%		4,044,428
			Preferred shares at redemption value, including dividends payable—(57.8)%		(131,970,773)

			Net Assets Applicable to Common Shareholders—100%		$ 228,368,116

[1]	Using the higher of Standard & Poor’s, Moody’s Investors or Fitch's rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This security is collaterized by U.S. Treasury obligations.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[7]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 9.9% of its net assets, with a current market value of $22,666,990, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insuarance Co.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Municipal Income Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005